EATON VANCE MULTI-ASSET CREDIT FUND

Supplement to Statement of Additional Information dated March 1, 2024

The following replaces the second table under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Justin H. Bourgette	$100,001 - $500,000	$100,001 - $500,000
Jeffrey D. Mueller	$100,001 - $500,000	$100,001 - $500,000
Kelley Gerrity	None	None
Daniel McElaney	None	$10,001 - $50,000

May 8, 2024